UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  49 West 38th Street
          11th Floor
          New York, New York 10018


13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:


/s/ Andrew Zacks           New York, New York              February 18, 2009
---------------------      -------------------          -----------------------
   [Signature]               [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total:   $486,828
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number                            Name

                                                     FORM 13F INFORMATION TABLE

                                                         Conus Partners, Inc.
                                                           December 31, 2008

COLUMN 1                    COLUMN  2         COLUMN 3   COLUMN 4            COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS        CUSIP     (X$1000)     PRN AMT   PRN CALL   DISCRETION    MANAGERS SOLE  SHARED   NONE
ATS MED INC                  COM              002083103    2,825    1,016,284  SH         SHARED-DEFINED NONE          1,016,284
ADOLOR CORP                  COM              00724X102       74       44,752  SH         SHARED-DEFINED NONE             44,752
AFFYMETRIX INC               NOTE  3.500% 1/1 00826TAG3      855    2,000,000  PRN        SHARED-DEFINED NONE          2,000,000
ALEXZA PHARMACEUTICALS INC   COM              015384100    1,488      469,311  SH         SHARED-DEFINED NONE            469,311
AMGEN INC                    COM              031162100   16,280      281,900  SH  CALL   SHARED-DEFINED NONE            281,900
ANTIGENICS INC DEL           NOTE  5.250% 2/0 037032AC3      485    2,000,000  PRN        SHARED-DEFINED NONE          2,000,000
ARCHER DANIELS MIDLAND CO    COM              039483102   14,098      489,000  SH  CALL   SHARED-DEFINED NONE            489,000
ARENA PHARMACEUTICALS INC    COM              040047102      625      149,800  SH         SHARED-DEFINED NONE            149,800
BARRICK GOLD CORP            COM              067901108   12,546      341,200  SH  CALL   SHARED-DEFINED NONE            341,200
CV THERAPEUTICS INC          COM              126667104    5,456      592,397  SH         SHARED-DEFINED NONE            592,397
CELL GENESYS INC             COM              150921104      452    2,053,900  SH         SHARED-DEFINED NONE          2,053,900
CEPHEID                      COM              15670R107    1,121      108,000  SH         SHARED-DEFINED NONE            108,000
CHINA SEC & SURVE TECH INC   COM              16942J105      249       56,300  SH         SHARED-DEFINED NONE             56,300
CISCO SYS INC                COM              17275R102    4,890      300,000  SH  CALL   SHARED-DEFINED NONE            300,000
DOW CHEM CO                  COM              260543103    4,527      300,000  SH  CALL   SHARED-DEFINED NONE            300,000
DURECT CORP                  COM              266605104    8,607    2,538,975  SH         SHARED-DEFINED NONE          2,538,975
ENCANA CORP                  COM              292505104      930       20,000  SH         SHARED-DEFINED NONE             20,000
FEDERAL NATL MTG ASSN        COM              313586109      760    1,000,000  SH         SHARED-DEFINED NONE          1,000,000
4 KIDS ENTMT INC             COM              350865101      842      429,660  SH         SHARED-DEFINED NONE            429,660
GENVEC INC                   COM              37246C109    1,006    2,339,784  SH         SHARED-DEFINED NONE          2,339,784
GILEAD SCIENCES INC          COM              375558103   17,899      350,000  SH  CALL   SHARED-DEFINED NONE            350,000
GLAXOSMITHKLINE PLC          SPONSORED ADR    37733W105    8,594      230,600  SH  CALL   SHARED-DEFINED NONE            230,600
GLOBAL INDS LTD              COM              379336100    3,356      961,497  SH         SHARED-DEFINED NONE            961,497
GOLDCORP INC NEW             COM              380956409    9,459      300,000  SH         SHARED-DEFINED NONE            300,000
GOLDMAN SACHS GROUP INC      COM              38141G104    9,325      110,500  SH         SHARED-DEFINED NONE            110,500
INOVIO BIOMEDICAL CORP       COM              45773H102      562    1,080,580  SH         SHARED-DEFINED NONE          1,080,580
ISHARES TR                   BARCLYS 20+ YR   464287432   29,432      246,600  SH  PUT    SHARED-DEFINED NONE            246,600
ISHARES TR                   BARCLYS 7-10 YR  464287440   23,421      237,700  SH  PUT    SHARED-DEFINED NONE            237,700
ISHARES TR                   DJ US REAL EST   464287739   17,498      470,000  SH  PUT    SHARED-DEFINED NONE            470,000
JOHNSON & JOHNSON            COM              478160104   14,958      250,000  SH  CALL   SHARED-DEFINED NONE            250,000
KLA-TENCOR CORP              COM              482480100    4,903      225,000  SH  CALL   SHARED-DEFINED NONE            225,000
LABOPHARM INC                COM              504905100    2,117    1,163,442  SH         SHARED-DEFINED NONE          1,163,442
LANDEC CORP                  COM              514766104    2,499      379,817  SH         SHARED-DEFINED NONE            379,817
LILLY ELI & CO               COM              532457108    8,155      202,500  SH  CALL   SHARED-DEFINED NONE            202,500
MAXYGEN INC                  COM              577776107   43,088    4,830,442  SH         SHARED-DEFINED NONE          4,830,442
MCDERMOTT INTL INC           COM              580037109    1,447      146,500  SH         SHARED-DEFINED NONE            146,500
MCDERMOTT INTL INC           COM              580037109    4,150      420,000  SH  CALL   SHARED-DEFINED NONE            420,000
MEADE INSTRUMENTS CORP       COM              583062104       18      191,517  SH         SHARED-DEFINED NONE            191,517
MEDTRONIC INC                COM              585055106    6,284      200,000  SH  CALL   SHARED-DEFINED NONE            200,000
MICROSOFT CORP               COM              594918104   15,552      800,000  SH  CALL   SHARED-DEFINED NONE            800,000
MOBILE MINI INC              COM              60740F105      895       62,100  SH  PUT    SHARED-DEFINED NONE             62,100
MOSAIC CO                    COM              61945A107    6,771      195,700  SH         SHARED-DEFINED NONE            195,700
NEWMONT MINING CORP          COM              651639106    6,512      160,000  SH  CALL   SHARED-DEFINED NONE            160,000
NOVAGOLD RES INC             COM NEW          66987E206    3,191    2,170,948  SH         SHARED-DEFINED NONE          2,170,948
OYO GEOSPACE CORP            COM              671074102      223       12,746  SH         SHARED-DEFINED NONE             12,746
OCCAM NETWORKS INC           COM NEW          67457P309    3,795    1,581,162  SH         SHARED-DEFINED NONE          1,581,162
ORCHID CELLMARK INC          COM              68573C107       67      100,000  SH         SHARED-DEFINED NONE            100,000
PANACOS PHARMACEUTICALS INC  COM              69811Q106      416    2,971,367  SH         SHARED-DEFINED NONE          2,971,367
PERMA-FIX ENVIRONMENTAL SVCS COM              714157104    4,248    3,398,665  SH         SHARED-DEFINED NONE          3,398,665
PFIZER INC                   COM              717081103   10,355      584,700  SH  CALL   SHARED-DEFINED NONE            584,700
PHARMACEUTICAL HLDRS TR      DEPOSITRY RCPT   71712A206   34,633      564,700  SH  CALL   SHARED-DEFINED NONE            564,700
PHOTOMEDEX INC               COM              719358103       16       56,700  SH         SHARED-DEFINED NONE             56,700
PROTALIX BIOTHERAPEUTICS INC COM              74365A101      332      180,241  SH         SHARED-DEFINED NONE            180,241
SPDR GOLD TRUST              GOLD SHS         78463V107   21,630      250,000  SH  PUT    SHARED-DEFINED NONE            250,000
SANOFI AVENTIS               SPONSORED ADR    80105N105    8,908      277,000  SH  CALL   SHARED-DEFINED NONE            277,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   18,805    1,502,000  SH  CALL   SHARED-DEFINED NONE          1,502,000
SERVICE CORP INTL            COM              817565104    1,316      264,700  SH         SHARED-DEFINED NONE            264,700
STAAR SURGICAL CO            COM PAR $0.01    852312305    2,429    1,020,517  SH         SHARED-DEFINED NONE          1,020,517
SYMYX TECHNOLOGIES           COM              87155S108   12,084    2,034,348  SH         SHARED-DEFINED NONE          2,034,348
TELE NORTE LESTE PART S A    SPON ADR PFD     879246106    1,392      100,000  SH         SHARED-DEFINED NONE            100,000
TEVA PHARMACEUTICAL INDS LTD ADR              881624209   11,920      280,000  SH  CALL   SHARED-DEFINED NONE            280,000
THERAGENICS CORP             COM              883375107    3,212    2,745,306  SH         SHARED-DEFINED NONE          2,745,306
UNITED STATES OIL FUND LP    UNITS            91232N108   27,496      830,700  SH  CALL   SHARED-DEFINED NONE            830,700
URANIUM RES INC              COM PAR $0.001   916901507      482      625,532  SH         SHARED-DEFINED NONE            625,532
WYETH                        COM              983024100    4,501      120,000  SH  CALL   SHARED-DEFINED NONE            120,000
YOUNG BROADCASTING INC       CL A             987434107        1       24,406             SHARED-DEFINED NONE             24,406
ZALE CORP NEW                COM              988858106      366      110,000  SH  PUT    SHARED-DEFINED NONE            110,000
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